PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 95.3%
Corporate Bonds 24.2%
Azerbaijan 0.5%
Southern Gas Corridor CJSC, Gov’t. Gtd. Notes	6.875%	03/24/26		650	$659,874
State Oil Co. of the Azerbaijan Republic, Sr. Unsec’d. Notes	6.950	03/18/30		400	413,428
					1,073,302
Bahrain 0.2%
Oil & Gas Holding Co. BSCC (The), Sr. Unsec’d. Notes	8.375	11/07/28		500	527,200
Brazil 0.6%
Banco do Brasil SA, Sr. Unsec’d. Notes	4.875	01/11/29		200	189,055
Globo Comunicacao e Participacoes SA, Sr. Unsec’d. Notes	4.875	01/22/30		200	167,154
JSM Global Sarl, Gtd. Notes, 144A	4.750	10/20/30(d)		400	62,000
Nexa Resources SA, Gtd. Notes	6.500	01/18/28		410	397,524
Petrobras Global Finance BV,
Gtd. Notes	5.375	10/01/29	GBP	100	111,779
Gtd. Notes	6.500	07/03/33		310	304,187

Suzano Austria GmbH, Gtd. Notes	3.750	01/15/31		150	128,257
					1,359,956
Chile 1.2%
Alfa Desarrollo SpA, Sr. Sec’d. Notes, 144A	4.550	09/27/51		199	150,978
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes	3.000	09/30/29		200	176,220
Sr. Unsec’d. Notes	4.250	07/17/42		360	306,151
Sr. Unsec’d. Notes	4.875	11/04/44		600	536,844
Sr. Unsec’d. Notes	6.150	10/24/36		100	107,900
Sr. Unsec’d. Notes, 144A	4.875	11/04/44		200	178,948
Sr. Unsec’d. Notes, 144A	5.125	02/02/33		200	196,990
Empresa Nacional del Petroleo,
Sr. Unsec’d. Notes, 144A	3.450	09/16/31		200	168,600
Sr. Unsec’d. Notes, 144A	6.150	05/10/33		200	200,974

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chile (cont’d.)

Interchile SA, Sr. Sec’d. Notes, 144A	4.500%	06/30/56	200	$166,085
Mercury Chile Holdco LLC, Sr. Sec’d. Notes	6.500	01/24/27	400	370,000
VTR Finance NV, Sr. Unsec’d. Notes	6.375	07/15/28	200	84,500
				2,644,190
China 0.5%
Agile Group Holdings Ltd., Sr. Sec’d. Notes	6.050	10/13/25	200	36,416
ENN Clean Energy International Investment Ltd., Gtd. Notes, 144A	3.375	05/12/26	200	184,458
Prosus NV, Sr. Unsec’d. Notes, 144A	4.193	01/19/32	550	464,552
Sinopec Group Overseas Development 2012 Ltd., Gtd. Notes	4.875	05/17/42	200	191,728
Sinopec Group Overseas Development 2018 Ltd., Gtd. Notes, 144A	3.680	08/08/49	200	156,960
Sunac China Holdings Ltd., Sr. Sec’d. Notes	6.500	01/10/25(d)	200	25,000
				1,059,114
Colombia 0.7%
Colombia Telecomunicaciones SA ESP, Sr. Unsec’d. Notes, 144A	4.950	07/17/30	200	154,706
Ecopetrol SA,
Sr. Unsec’d. Notes	4.625	11/02/31	76	60,221
Sr. Unsec’d. Notes	6.875	04/29/30	453	424,937
Sr. Unsec’d. Notes	8.625	01/19/29	420	431,865
Sr. Unsec’d. Notes	8.875	01/13/33	476	486,293

Grupo Aval Ltd., Gtd. Notes, 144A	4.375	02/04/30	200	161,426
				1,719,448
Costa Rica 0.1%
Instituto Costarricense de Electricidad, Sr. Unsec’d. Notes, 144A	6.750	10/07/31	200	195,554

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Guatemala 0.3%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, Gtd. Notes	5.250%	04/27/29		167	$154,260
CT Trust, Sr. Sec’d. Notes, 144A	5.125	02/03/32		200	165,324
Energuate Trust, Gtd. Notes	5.875	05/03/27		400	366,592
					686,176
Hungary 0.2%
MFB Magyar Fejlesztesi Bank Zrt, Gov’t. Gtd. Notes	6.500	06/29/28		215	217,700
MVM Energetika Zrt, Sr. Unsec’d. Notes	7.500	06/09/28		208	212,493
					430,193
India 1.6%
Adani Ports & Special Economic Zone Ltd., Sr. Unsec’d. Notes, 144A	5.000	08/02/41		200	136,500
Azure Power Solar Energy Pvt. Ltd., Sr. Sec’d. Notes, 144A, MTN	5.650	12/24/24		200	172,204
CA Magnum Holdings, Sr. Sec’d. Notes, 144A	5.375	10/31/26		400	367,000
GMR Hyderabad International Airport Ltd., Sr. Sec’d. Notes	4.250	10/27/27		400	355,932
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27		400	381,420
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	101,856
Periama Holdings LLC, Gtd. Notes	5.950	04/19/26		400	383,280
Power Finance Corp. Ltd.,
Sr. Unsec’d. Notes	4.500	06/18/29		1,010	940,118
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	202,922

Reliance Industries Ltd., Sr. Unsec’d. Notes, 144A	3.625	01/12/52		250	175,800

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
India (cont’d.)

Summit Digitel Infrastructure Ltd., Sr. Sec’d. Notes, 144A	2.875%	08/12/31		435	$344,890
TML Holdings Pte Ltd., Sr. Unsec’d. Notes	5.500	06/03/24		200	197,252
					3,759,174
Indonesia 2.2%
Cikarang Listrindo Tbk PT, Sr. Unsec’d. Notes, 144A	4.950	09/14/26		200	189,886
Freeport Indonesia PT, Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		400	377,562
Indofood CBP Sukses Makmur Tbk PT, Sr. Unsec’d. Notes	3.541	04/27/32		200	168,060
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT,
Sr. Unsec’d. Notes	5.450	05/15/30		920	895,275
Sr. Unsec’d. Notes, 144A	4.750	05/15/25		200	195,484

Pertamina Geothermal Energy PT, Sr. Unsec’d. Notes, 144A	5.150	04/27/28		200	199,022
Pertamina Persero PT,
Sr. Unsec’d. Notes	6.000	05/03/42		200	199,592
Sr. Unsec’d. Notes, EMTN	3.100	01/21/30		200	176,330
Sr. Unsec’d. Notes, EMTN	3.100	08/27/30		300	261,456
Sr. Unsec’d. Notes, EMTN	3.650	07/30/29		200	184,664
Sr. Unsec’d. Notes, EMTN	4.700	07/30/49		200	169,140
Sr. Unsec’d. Notes, EMTN	6.500	11/07/48		200	211,380
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes	1.875	11/05/31	EUR	300	252,606
Sr. Unsec’d. Notes	2.875	10/25/25	EUR	200	211,687
Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28		620	617,396
Sr. Unsec’d. Notes, 144A, MTN	6.150	05/21/48		400	391,520
Sr. Unsec’d. Notes, EMTN	4.125	05/15/27		250	238,442
Sr. Unsec’d. Notes, EMTN	6.150	05/21/48		200	195,760
					5,135,262
Israel 0.6%
Bank Leumi Le-Israel BM, Sr. Unsec’d. Notes, 144A	5.125	07/27/27		203	200,700
Energian Israel Finance Ltd.,
Sr. Sec’d. Notes, 144A	4.875	03/30/26		75	69,838

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Israel (cont’d.)
Energian Israel Finance Ltd., (cont’d.)
Sr. Sec’d. Notes, 144A	5.375%	03/30/28	385	$348,806
Sr. Sec’d. Notes, 144A	5.875	03/30/31	215	187,667
Leviathan Bond Ltd.,
Sr. Sec’d. Notes, 144A	6.125	06/30/25	200	196,056
Sr. Sec’d. Notes, 144A	6.750	06/30/30	300	280,989
				1,284,056
Jamaica 0.0%
Digicel International Finance Ltd./Digicel International Holdings Ltd.,
Gtd. Notes, 144A (original cost $29,599; purchased 10/23/20)(f)	8.000	12/31/26(d)	39	8,122
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $55,933; purchased 10/23/20 - 12/15/22)(f)	13.000	12/31/25	59	41,985
Sr. Sec’d. Notes, 144A (original cost $97,967; purchased 10/23/20)(f)	8.750	05/25/24	97	87,664
				137,771
Kazakhstan 0.9%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes	3.500	04/14/33	200	157,830
Sr. Unsec’d. Notes	4.750	04/19/27	200	190,546
Sr. Unsec’d. Notes	5.750	04/19/47	200	167,798
Sr. Unsec’d. Notes	6.375	10/24/48	600	529,038
Sr. Unsec’d. Notes, EMTN	5.375	04/24/30	1,000	939,130
				1,984,342
Kuwait 0.2%
MEGlobal Canada ULC, Gtd. Notes, 144A, MTN	5.875	05/18/30	400	405,148
Macau 0.2%
MGM China Holdings Ltd., Sr. Unsec’d. Notes	4.750	02/01/27	330	302,156
Sands China Ltd., Sr. Unsec’d. Notes	5.900(cc)	08/08/28	250	242,813
				544,969

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Malaysia 1.1%
GENM Capital Labuan Ltd., Gtd. Notes	3.882%	04/19/31		400	$326,448
Gohl Capital Ltd., Gtd. Notes	4.250	01/24/27		450	420,385
Petronas Capital Ltd.,
Gtd. Notes, 144A, MTN	4.550	04/21/50		800	726,968
Gtd. Notes, EMTN	2.480	01/28/32		400	333,428
Gtd. Notes, EMTN	4.550	04/21/50		700	636,097
Gtd. Notes, EMTN	4.800	04/21/60		200	187,216
					2,630,542
Mexico 5.0%
Cemex SAB de CV, Gtd. Notes	5.450	11/19/29		400	387,164
Comision Federal de Electricidad,
Gtd. Notes	4.688	05/15/29		710	645,823
Gtd. Notes, 144A	4.688	05/15/29		200	181,922

Fermaca Enterprises S de RL de CV, Sr. Sec’d. Notes	6.375	03/30/38		577	556,281
Mexico City Airport Trust,
Sr. Sec’d. Notes	3.875	04/30/28		200	186,600
Sr. Sec’d. Notes	4.250	10/31/26		650	621,043
Sr. Sec’d. Notes	5.500	07/31/47		2,030	1,748,337
Sr. Sec’d. Notes, 144A	5.500	10/31/46		400	344,984
Petroleos Mexicanos,
Gtd. Notes	5.350	02/12/28		942	771,969
Gtd. Notes	6.350	02/12/48(a)		493	304,797
Gtd. Notes	6.490	01/23/27		655	581,149
Gtd. Notes	6.500	03/13/27		293	259,437
Gtd. Notes	6.500	06/02/41		610	394,136
Gtd. Notes	6.700	02/16/32		1,371	1,055,533
Gtd. Notes	6.840	01/23/30		573	457,116
Gtd. Notes	6.875	10/16/25		250	239,963
Gtd. Notes	6.950	01/28/60		45	28,463
Gtd. Notes	7.690	01/23/50		1,082	745,660
Gtd. Notes, EMTN	3.750	04/16/26	EUR	285	275,065
Gtd. Notes, MTN	6.750	09/21/47		1,315	842,915
Gtd. Notes, MTN	6.875	08/04/26		95	88,067
Gtd. Notes, MTN	8.750	06/02/29		150	136,523
Sr. Unsec’d. Notes, 144A	10.000	02/07/33		109	100,852

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mexico (cont’d.)

Tierra Mojada Luxembourg II Sarl, Sr. Sec’d. Notes, 144A	5.750%	12/01/40	398	$348,654
				11,302,453
Mongolia 0.1%
Development Bank of Mongolia LLC, Sr. Unsec’d. Notes	7.250	10/23/23	200	198,758
Panama 0.4%
Aeropuerto Internacional de Tocumen SA,
Sr. Sec’d. Notes	4.000	08/11/41	200	166,454
Sr. Sec’d. Notes, 144A	5.125	08/11/61	400	323,568

AES Panama Generation Holdings SRL, Sr. Sec’d. Notes	4.375	05/31/30	396	342,902
				832,924
Peru 0.9%
Banco Internacional del Peru SAA Interbank, Sr. Unsec’d. Notes	3.250	10/04/26	350	324,201
Corp. Financiera de Desarrollo SA, Sr. Unsec’d. Notes	2.400	09/28/27	200	175,600
Fondo MIVIVIENDA SA, Sr. Unsec’d. Notes, 144A	4.625	04/12/27	150	144,767
InRetail Consumer, Sr. Sec’d. Notes	3.250	03/22/28	300	258,480
Petroleos del Peru SA,
Sr. Unsec’d. Notes	4.750	06/19/32	1,080	822,420
Sr. Unsec’d. Notes	5.625	06/19/47	700	462,560
				2,188,028
Philippines 0.1%
Globe Telecom, Inc., Sr. Unsec’d. Notes	3.000	07/23/35	200	149,984
Poland 0.2%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes, 144A, MTN	5.375	05/22/33	400	399,000

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Qatar 0.5%
QatarEnergy,
Sr. Unsec’d. Notes	3.300%	07/12/51	200	$145,984
Sr. Unsec’d. Notes, 144A	3.125	07/12/41	1,240	941,110
				1,087,094
Saudi Arabia 0.6%
Arabian Centres Sukuk Ltd., Gtd. Notes	5.375	11/26/24	200	192,898
EIG Pearl Holdings Sarl, Sr. Sec’d. Notes, 144A	3.545	08/31/36	450	379,467
Greensaif Pipelines Bidco Sarl, Sr. Sec’d. Notes, 144A	6.129	02/23/38	200	204,662
Saudi Arabian Oil Co.,
Sr. Unsec’d. Notes	2.250	11/24/30	260	216,362
Sr. Unsec’d. Notes, EMTN	4.250	04/16/39	200	174,930

TMS Issuer Sarl, Sr. Sec’d. Notes, 144A	5.780	08/23/32	200	203,692
				1,372,011
South Africa 2.4%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	1,310	1,249,334
Sr. Unsec’d. Notes	7.125	02/11/25	1,390	1,379,269
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23	400	399,080
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	860	848,063

MTN Mauritius Investments Ltd., Gtd. Notes, 144A	6.500	10/13/26	200	196,550
Sasol Financing USA LLC, Gtd. Notes	6.500	09/27/28	300	275,865
Transnet SOC Ltd.,
Sr. Unsec’d. Notes	8.250	02/06/28	200	198,816
Sr. Unsec’d. Notes, 144A	8.250	02/06/28	845	839,998
				5,386,975
Thailand 0.2%
Thaioil Treasury Center Co. Ltd., Gtd. Notes, 144A, MTN	3.750	06/18/50(a)	600	395,322

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Trinidad & Tobago 0.1%
Heritage Petroleum Co. Ltd., Sr. Sec’d. Notes, 144A	9.000%	08/12/29		200	$207,190
Turkey 0.1%
Aydem Yenilenebilir Enerji A/S, Sr. Sec’d. Notes, 144A	7.750	02/02/27		200	176,576
Ukraine 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, Sr. Unsec’d. Notes	7.125	07/19/26(d)	EUR	420	164,032
State Savings Bank of Ukraine Via SSB #1 PLC, Sr. Unsec’d. Notes	9.625	03/20/25		40	34,800
					198,832
United Arab Emirates 2.2%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes	3.650	11/02/29		200	188,264
Sr. Sec’d. Notes	4.600	11/02/47		200	183,538
Abu Dhabi National Energy Co. PJSC,
Sr. Unsec’d. Notes, 144A	4.000	10/03/49		200	167,634
Sr. Unsec’d. Notes, 144A	4.696	04/24/33		205	203,059

Abu Dhabi Ports Co. PJSC, Sr. Unsec’d. Notes, EMTN	2.500	05/06/31		200	168,028
DAE Funding LLC, Gtd. Notes, EMTN	3.375	03/20/28		240	214,783
DP World Crescent Ltd., Sr. Unsec’d. Notes, EMTN	3.875	07/18/29		660	619,469
DP World Ltd., Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		1,700	1,858,575
Galaxy Pipeline Assets Bidco Ltd.,
Sr. Sec’d. Notes	2.160	03/31/34		195	165,882
Sr. Sec’d. Notes, 144A	2.940	09/30/40		760	611,430

ICD Funding Ltd., Gtd. Notes	4.625	05/21/24		200	196,642
MDGH GMTN RSC Ltd.,
Gtd. Notes, 144A, MTN	5.084	05/22/53		200	198,750
Gtd. Notes, EMTN	3.700	11/07/49		240	190,682
					4,966,736

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Venezuela 0.0%
Petroleos de Venezuela SA,
Gtd. Notes	5.375%	04/12/27(d)		205	$7,175
Gtd. Notes	6.000	05/16/24(d)		45	1,575
Gtd. Notes	6.000	11/15/26(d)		65	2,275
Sr. Sec’d. Notes	8.500	10/27/20(d)		205	80,309
					91,334
Vietnam 0.2%
Mong Duong Finance Holdings BV, Sr. Sec’d. Notes	5.125	05/07/29		500	450,563

Total Corporate Bonds (cost $61,027,507)					54,980,177
Sovereign Bonds 71.0%
Angola 2.2%
Angolan Government International Bond,
Sr. Unsec’d. Notes	8.250	05/09/28		1,980	1,816,333
Sr. Unsec’d. Notes	8.750	04/14/32		500	437,770
Sr. Unsec’d. Notes	9.375	05/08/48		600	495,414
Sr. Unsec’d. Notes	9.500	11/12/25		1,105	1,106,713
Sr. Unsec’d. Notes, 144A	8.750	04/14/32		200	175,108
Sr. Unsec’d. Notes, EMTN	8.000	11/26/29		800	705,768
Sr. Unsec’d. Notes, EMTN	9.125	11/26/49		200	161,540
					4,898,646
Argentina 1.0%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	0.000	12/15/35		7,768	149,922
Sr. Unsec’d. Notes	0.000	12/15/35(d)	EUR	15,000	618,633
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		481	165,277
Sr. Unsec’d. Notes	1.000	07/09/29		544	181,947
Sr. Unsec’d. Notes	3.500(cc)	07/09/41		1,297	418,926
Sr. Unsec’d. Notes	3.625(cc)	07/09/35		1,052	327,704
Sr. Unsec’d. Notes	3.625(cc)	07/09/46		335	104,423
Sr. Unsec’d. Notes	4.250(cc)	01/09/38		827	297,251

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Argentina (cont’d.)

Provincia de Buenos Aires, Sr. Unsec’d. Notes, 144A, MTN	5.250%(cc)	09/01/37	194	$75,129
				2,339,212
Bahrain 1.7%
Bahrain Government International Bond,
Sr. Unsec’d. Notes	6.750	09/20/29	1,000	1,004,420
Sr. Unsec’d. Notes	7.000	10/12/28	1,150	1,186,352
Sr. Unsec’d. Notes	7.375	05/14/30	1,070	1,106,337
Sr. Unsec’d. Notes	7.500	09/20/47	400	376,872
Sr. Unsec’d. Notes, EMTN	4.250	01/25/28	200	185,388
				3,859,369
Bermuda 0.2%
Bermuda Government International Bond, Sr. Unsec’d. Notes	2.375	08/20/30	670	558,438
Brazil 3.1%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	143	139,667
Brazilian Government International Bond,
Sr. Unsec’d. Notes	3.875	06/12/30	1,285	1,149,548
Sr. Unsec’d. Notes	4.500	05/30/29	757	719,831
Sr. Unsec’d. Notes	5.000	01/27/45	1,304	1,056,553
Sr. Unsec’d. Notes	5.625	01/07/41	745	676,706
Sr. Unsec’d. Notes	5.625	02/21/47	300	262,338
Sr. Unsec’d. Notes	6.000	10/20/33	1,145	1,135,268
Sr. Unsec’d. Notes	7.125	01/20/37	650	704,262
Sr. Unsec’d. Notes	8.250	01/20/34	1,123	1,304,960
				7,149,133
Cameroon 0.2%
Republic of Cameroon International Bond, Sr. Unsec’d. Notes	9.500	11/19/25	400	387,484
Chile 0.7%
Chile Government International Bond,
Sr. Unsec’d. Notes	2.550	07/27/33	370	300,196
Sr. Unsec’d. Notes	2.750	01/31/27	930	863,440
Sr. Unsec’d. Notes	3.100	01/22/61	200	130,368

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile (cont’d.)
Chile Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.250%	09/21/71		200	$129,322
Sr. Unsec’d. Notes	4.000	01/31/52		235	191,818
					1,615,144
Colombia 3.2%
Colombia Government International Bond,
Sr. Unsec’d. Notes	3.000	01/30/30		1,518	1,219,106
Sr. Unsec’d. Notes	3.875	04/25/27		810	744,180
Sr. Unsec’d. Notes	4.500	03/15/29		1,300	1,161,563
Sr. Unsec’d. Notes	5.000	06/15/45		400	287,568
Sr. Unsec’d. Notes	5.200	05/15/49		212	153,863
Sr. Unsec’d. Notes	5.625	02/26/44		710	552,543
Sr. Unsec’d. Notes	6.125	01/18/41		1,260	1,070,496
Sr. Unsec’d. Notes	7.500	02/02/34		840	847,837
Sr. Unsec’d. Notes	8.000	04/20/33		910	955,245
Sr. Unsec’d. Notes	10.375	01/28/33		200	232,100
					7,224,501
Congo (Republic) 0.1%
Congolese International Bond, Sr. Unsec’d. Notes	6.000	06/30/29		224	188,258
Costa Rica 0.8%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25		1,000	973,660
Sr. Unsec’d. Notes	7.000	04/04/44		400	395,820
Sr. Unsec’d. Notes, 144A	6.550	04/03/34		465	470,436
					1,839,916
Croatia 0.2%
Croatia Government International Bond, Sr. Unsec’d. Notes	1.500	06/17/31	EUR	575	535,010
Dominican Republic 3.9%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	4.500	01/30/30		1,451	1,284,353
Sr. Unsec’d. Notes	4.875	09/23/32		190	164,466
Sr. Unsec’d. Notes	5.500	01/27/25		100	98,596
Sr. Unsec’d. Notes	5.500	02/22/29		883	837,525

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.875%	01/30/60		474	$374,327
Sr. Unsec’d. Notes	5.950	01/25/27		665	656,541
Sr. Unsec’d. Notes	6.000	07/19/28		640	626,042
Sr. Unsec’d. Notes	6.400	06/05/49		700	610,162
Sr. Unsec’d. Notes	6.850	01/27/45		610	567,233
Sr. Unsec’d. Notes	6.875	01/29/26		500	504,475
Sr. Unsec’d. Notes	7.450	04/30/44		1,490	1,488,823
Sr. Unsec’d. Notes, 144A	4.875	09/23/32		150	129,842
Sr. Unsec’d. Notes, 144A	5.300	01/21/41		150	120,924
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,010	957,985
Sr. Unsec’d. Notes, 144A	5.875	01/30/60		225	177,687
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		170	166,292
					8,765,273
Ecuador 0.8%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	6.000(cc)	07/31/30		327	154,898
Sr. Unsec’d. Notes, 144A	7.187(s)	07/31/30		179	50,788
Sr. Unsec’d. Notes, 144A	2.500(cc)	07/31/40		1,511	472,728
Sr. Unsec’d. Notes, 144A	3.500(cc)	07/31/35(a)		2,065	707,526
Sr. Unsec’d. Notes, 144A	6.000(cc)	07/31/30(a)		1,060	502,891
					1,888,831
Egypt 2.4%
Egypt Government International Bond,
Sr. Unsec’d. Notes	7.625	05/29/32		910	586,395
Sr. Unsec’d. Notes	7.903	02/21/48		200	110,472
Sr. Unsec’d. Notes	8.700	03/01/49		400	232,860
Sr. Unsec’d. Notes	8.875	05/29/50		400	235,240
Sr. Unsec’d. Notes, 144A	8.700	03/01/49		410	238,682
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	100	83,118
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	420	275,841
Sr. Unsec’d. Notes, 144A, MTN	8.500	01/31/47		255	148,400
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		630	486,958
Sr. Unsec’d. Notes, EMTN	4.750	04/11/25	EUR	200	186,803
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	1,000	831,178
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	650	429,177
Sr. Unsec’d. Notes, EMTN	6.375	04/11/31	EUR	300	197,029
Sr. Unsec’d. Notes, EMTN	7.600	03/01/29		800	574,408
Sr. Unsec’d. Notes, MTN	5.800	09/30/27		420	305,684

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Egypt (cont’d.)
Egypt Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, MTN	7.500%	01/31/27	200	$157,648
Sr. Unsec’d. Notes, MTN	8.500	01/31/47	500	290,980
				5,370,873
El Salvador 0.6%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	5.875	01/30/25	501	449,232
Sr. Unsec’d. Notes	6.375	01/18/27	405	294,965
Sr. Unsec’d. Notes	7.625	02/01/41	150	92,625
Sr. Unsec’d. Notes	7.650	06/15/35	57	36,931
Sr. Unsec’d. Notes	8.250	04/10/32	425	295,749
Sr. Unsec’d. Notes	8.625	02/28/29	340	238,000
				1,407,502
Gabon 1.0%
Gabon Government International Bond,
Sr. Unsec’d. Notes	6.625	02/06/31	1,200	1,013,484
Sr. Unsec’d. Notes	6.950	06/16/25	800	764,824
Sr. Unsec’d. Notes	7.000	11/24/31	400	337,832
Sr. Unsec’d. Notes, 144A	6.625	02/06/31	215	181,583
				2,297,723
Ghana 1.0%
Ghana Government International Bond,
Bank Gtd. Notes	10.750	10/14/30	400	282,628
Sr. Unsec’d. Notes	6.375	02/11/27(d)	650	293,501
Sr. Unsec’d. Notes	7.625	05/16/29(d)	400	180,032
Sr. Unsec’d. Notes	7.750	04/07/29(d)	400	181,000
Sr. Unsec’d. Notes	7.875	03/26/27(d)	550	253,902
Sr. Unsec’d. Notes	7.875	02/11/35(d)	800	364,560
Sr. Unsec’d. Notes	8.125	01/18/26(d)	200	94,284
Sr. Unsec’d. Notes	8.750	03/11/61	200	87,662
Sr. Unsec’d. Notes	8.875	05/07/42	200	88,464
Sr. Unsec’d. Notes	8.950	03/26/51(a)	870	383,809
Sr. Unsec’d. Notes, 144A	8.950	03/26/51(d)	205	90,438
				2,300,280

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Guatemala 0.7%
Guatemala Government Bond,
Sr. Unsec’d. Notes	4.875%	02/13/28		600	$569,658
Sr. Unsec’d. Notes	6.125	06/01/50		850	789,310
Sr. Unsec’d. Notes, 144A	4.650	10/07/41		200	160,978
					1,519,946
Honduras 0.2%
Honduras Government International Bond, Sr. Unsec’d. Notes	6.250	01/19/27		400	366,284
Hungary 2.1%
Hungary Government International Bond,
Sr. Unsec’d. Notes	1.750	06/05/35	EUR	59	46,153
Sr. Unsec’d. Notes	5.250	06/16/29		200	195,878
Sr. Unsec’d. Notes	6.125	05/22/28		612	622,839
Sr. Unsec’d. Notes	7.625	03/29/41		410	464,509
Sr. Unsec’d. Notes, 144A	5.250	06/16/29		740	724,749
Sr. Unsec’d. Notes, 144A	6.125	05/22/28		500	508,855
Sr. Unsec’d. Notes, 144A	6.250	09/22/32		1,235	1,267,196
Sr. Unsec’d. Notes, 144A	6.750	09/25/52		420	439,001

Magyar Export-Import Bank Zrt, Gov’t. Gtd. Notes, 144A	6.125	12/04/27		600	600,012
					4,869,192
India 0.3%
Export-Import Bank of India,
Sr. Unsec’d. Notes	3.875	02/01/28		200	187,890
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/15/30		400	351,528
Sr. Unsec’d. Notes, EMTN	2.250	01/13/31		200	160,842
					700,260
Indonesia 3.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	440	357,020
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	87,233
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	100,860
Sr. Unsec’d. Notes	3.550	03/31/32		200	181,536
Sr. Unsec’d. Notes	4.200	10/15/50		490	423,605
Sr. Unsec’d. Notes	4.300	03/31/52		400	349,084
Sr. Unsec’d. Notes	4.650	09/20/32		590	581,103

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia (cont’d.)
Indonesia Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.450%	09/20/52		400	$410,252
Sr. Unsec’d. Notes	5.650	01/11/53		200	211,058
Sr. Unsec’d. Notes	6.625	02/17/37		150	171,393
Sr. Unsec’d. Notes	7.750	01/17/38		690	864,963
Sr. Unsec’d. Notes	8.500	10/12/35		400	518,604
Sr. Unsec’d. Notes, 144A	6.625	02/17/37		290	331,360
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	570	618,612
Sr. Unsec’d. Notes, EMTN	4.625	04/15/43		200	189,510
Sr. Unsec’d. Notes, EMTN	4.750	07/18/47		230	217,907
Sr. Unsec’d. Notes, EMTN	5.125	01/15/45		200	199,442
Sr. Unsec’d. Notes, EMTN	5.250	01/17/42		400	403,296
Sr. Unsec’d. Notes, EMTN	6.750	01/15/44		100	117,580
Perusahaan Penerbit SBSN Indonesia III,
Sr. Unsec’d. Notes	4.700	06/06/32		600	594,486
Sr. Unsec’d. Notes, 144A	4.700	06/06/32		205	203,116
					7,132,020
Iraq 0.6%
Iraq International Bond, Sr. Unsec’d. Notes	5.800	01/15/28		1,395	1,292,049
Ivory Coast 1.5%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	1,540	1,489,196
Sr. Unsec’d. Notes	5.750	12/31/32		85	79,617
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	800	761,408
Sr. Unsec’d. Notes	6.375	03/03/28		400	390,112
Sr. Unsec’d. Notes	6.875	10/17/40	EUR	680	599,204
					3,319,537
Jamaica 0.8%
Jamaica Government International Bond,
Sr. Unsec’d. Notes	6.750	04/28/28		500	525,240
Sr. Unsec’d. Notes	7.625	07/09/25		150	152,769
Sr. Unsec’d. Notes	7.875	07/28/45		400	467,656
Sr. Unsec’d. Notes	8.000	03/15/39		300	362,061
Sr. Unsec’d. Notes	9.250	10/17/25		200	213,198
					1,720,924

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Jordan 0.9%
Jordan Government International Bond,
Sr. Unsec’d. Notes	5.750%	01/31/27	200	$194,254
Sr. Unsec’d. Notes	5.850	07/07/30	200	185,332
Sr. Unsec’d. Notes	6.125	01/29/26	200	197,514
Sr. Unsec’d. Notes	7.375	10/10/47	400	354,328
Sr. Unsec’d. Notes	7.750	01/15/28	550	565,439
Sr. Unsec’d. Notes, 144A	7.500	01/13/29	205	206,431
Sr. Unsec’d. Notes, 144A	7.750	01/15/28	220	226,175
				1,929,473
Kazakhstan 0.2%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, EMTN	6.500	07/21/45	400	426,728
Lebanon 0.1%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23(d)	191	14,086
Sr. Unsec’d. Notes	6.650	04/22/24(d)	172	12,685
Sr. Unsec’d. Notes	6.750	11/29/27(d)	170	12,148
Sr. Unsec’d. Notes	6.850	03/23/27(d)	30	2,180
Sr. Unsec’d. Notes	7.000	04/22/31(d)	115	8,219
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22(d)	75	5,438
Sr. Unsec’d. Notes, EMTN	6.850	05/25/29(d)	335	23,021
Sr. Unsec’d. Notes, GMTN	6.250	05/27/22(d)	245	16,721
Sr. Unsec’d. Notes, GMTN	6.250	11/04/24(d)	320	23,600
Sr. Unsec’d. Notes, GMTN	6.375	03/09/20(d)	220	15,011
Sr. Unsec’d. Notes, GMTN	6.400	05/26/23(d)	250	18,165
Sr. Unsec’d. Notes, GMTN	6.650	02/26/30(d)	715	51,959
Sr. Unsec’d. Notes, GMTN	7.150	11/20/31(d)	415	30,087
				233,320
Mexico 2.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.659	05/24/31	465	385,969
Sr. Unsec’d. Notes	3.250	04/16/30	270	239,738
Sr. Unsec’d. Notes	3.500	02/12/34	600	502,542
Sr. Unsec’d. Notes	3.750	01/11/28	320	303,229
Sr. Unsec’d. Notes	4.600	02/10/48	300	246,474
Sr. Unsec’d. Notes	4.875	05/19/33	530	507,194
Sr. Unsec’d. Notes	5.400	02/09/28	600	607,332
Sr. Unsec’d. Notes	6.338	05/04/53	290	295,365

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Mexico (cont’d.)
Mexico Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.350%	02/09/35		250	$262,213
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		358	318,595
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		140	120,219
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		1,168	1,187,167
Sr. Unsec’d. Notes, Series A, MTN	6.750	09/27/34		203	220,787
Sr. Unsec’d. Notes, Series A, MTN	7.500	04/08/33		130	146,823
					5,343,647
Mongolia 0.2%
Mongolia Government International Bond, Sr. Unsec’d. Notes, EMTN	8.750	03/09/24		400	401,804
Morocco 1.3%
Morocco Government International Bond,
Sr. Unsec’d. Notes	1.500	11/27/31	EUR	100	82,886
Sr. Unsec’d. Notes	2.000	09/30/30	EUR	500	448,085
Sr. Unsec’d. Notes	2.375	12/15/27		600	522,000
Sr. Unsec’d. Notes	4.000	12/15/50		200	136,592
Sr. Unsec’d. Notes	5.500	12/11/42		200	174,742
Sr. Unsec’d. Notes, 144A	3.000	12/15/32		200	160,528
Sr. Unsec’d. Notes, 144A	5.950	03/08/28		780	784,501
Sr. Unsec’d. Notes, 144A	6.500	09/08/33		595	614,337
					2,923,671
Mozambique 0.4%
Mozambique International Bond, Unsec’d. Notes	5.000(cc)	09/15/31		1,040	817,159
Nigeria 1.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	7.143	02/23/30		200	174,788
Sr. Unsec’d. Notes	7.696	02/23/38		200	157,454
Sr. Unsec’d. Notes	7.875	02/16/32		400	349,076
Sr. Unsec’d. Notes	8.747	01/21/31		400	372,624
Sr. Unsec’d. Notes	9.248	01/21/49		200	173,708
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	157,454
Sr. Unsec’d. Notes, 144A, MTN	7.375	09/28/33		200	165,148
Sr. Unsec’d. Notes, 144A, MTN	8.375	03/24/29		200	187,462

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Nigeria (cont’d.)
Nigeria Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	6.125%	09/28/28	200	$173,100
Sr. Unsec’d. Notes, EMTN	6.500	11/28/27	700	624,085
				2,534,899
Oman 3.2%
Oman Government International Bond,
Sr. Unsec’d. Notes	4.750	06/15/26	760	740,932
Sr. Unsec’d. Notes	5.375	03/08/27	1,120	1,103,402
Sr. Unsec’d. Notes	5.625	01/17/28	1,480	1,469,847
Sr. Unsec’d. Notes	6.250	01/25/31	200	205,064
Sr. Unsec’d. Notes	6.500	03/08/47	825	791,670
Sr. Unsec’d. Notes	6.750	10/28/27	800	829,792
Sr. Unsec’d. Notes	6.750	01/17/48	420	414,754
Sr. Unsec’d. Notes	7.000	01/25/51	200	203,746
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	197,502
Sr. Unsec’d. Notes, 144A, MTN	4.875	02/01/25	200	196,894
Sr. Unsec’d. Notes, EMTN	6.000	08/01/29	1,200	1,209,396
				7,362,999
Pakistan 1.1%
Pakistan Government International Bond,
Sr. Unsec’d. Notes	6.875	12/05/27	640	340,077
Sr. Unsec’d. Notes	8.250	04/15/24	1,100	884,950
Sr. Unsec’d. Notes	8.250	09/30/25	770	465,788
Sr. Unsec’d. Notes, 144A, MTN	7.375	04/08/31	200	97,218
Sr. Unsec’d. Notes, EMTN	6.000	04/08/26	610	325,972
Sr. Unsec’d. Notes, EMTN	7.375	04/08/31	650	315,959
				2,429,964
Panama 1.4%
Panama Government International Bond,
Sr. Unsec’d. Notes	3.160	01/23/30	200	175,034
Sr. Unsec’d. Notes	3.298	01/19/33	200	166,604
Sr. Unsec’d. Notes	3.870	07/23/60	200	132,888
Sr. Unsec’d. Notes	4.300	04/29/53	375	279,116
Sr. Unsec’d. Notes	4.500	04/16/50	650	503,412
Sr. Unsec’d. Notes	4.500	04/01/56	400	299,368
Sr. Unsec’d. Notes	4.500	01/19/63	200	147,970
Sr. Unsec’d. Notes	6.700	01/26/36	835	892,556

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Panama (cont’d.)
Panama Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.853%	03/28/54		415	$434,335
Sr. Unsec’d. Notes	9.375	04/01/29		165	197,289
					3,228,572
Papua New Guinea 0.2%
Papua New Guinea Government International Bond,
Sr. Unsec’d. Notes	8.375	10/04/28		220	204,624
Sr. Unsec’d. Notes, 144A	8.375	10/04/28		200	186,022
					390,646
Paraguay 0.5%
Paraguay Government International Bond,
Sr. Unsec’d. Notes	4.700	03/27/27		200	193,894
Sr. Unsec’d. Notes	4.950	04/28/31		200	192,056
Sr. Unsec’d. Notes	6.100	08/11/44		700	666,428
Sr. Unsec’d. Notes, 144A	5.400	03/30/50		200	172,584
					1,224,962
Peru 1.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.780	12/01/60		410	247,792
Sr. Unsec’d. Notes	2.783	01/23/31		1,280	1,086,656
Sr. Unsec’d. Notes	3.000	01/15/34		765	628,325
Sr. Unsec’d. Notes	3.230	07/28/2121		110	65,802
Sr. Unsec’d. Notes	3.600	01/15/72		515	347,728
Sr. Unsec’d. Notes	4.125	08/25/27		200	193,270
Sr. Unsec’d. Notes	5.625	11/18/50		582	591,795
Sr. Unsec’d. Notes	6.550	03/14/37		225	250,796
Sr. Unsec’d. Notes	8.750	11/21/33		670	842,472
					4,254,636
Philippines 2.0%
Philippine Government International Bond,
Sr. Unsec’d. Notes	0.700	02/03/29	EUR	300	273,805
Sr. Unsec’d. Notes	1.750	04/28/41	EUR	165	119,427
Sr. Unsec’d. Notes	2.650	12/10/45		200	135,472
Sr. Unsec’d. Notes	3.200	07/06/46		200	148,186

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Philippines (cont’d.)
Philippine Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	3.556%	09/29/32		530	$480,419
Sr. Unsec’d. Notes	3.700	03/01/41		880	731,966
Sr. Unsec’d. Notes	3.950	01/20/40		450	390,641
Sr. Unsec’d. Notes	4.200	03/29/47		700	604,499
Sr. Unsec’d. Notes	5.000	07/17/33		770	782,181
Sr. Unsec’d. Notes	5.609	04/13/33		200	210,386
Sr. Unsec’d. Notes	6.375	10/23/34		200	222,900
Sr. Unsec’d. Notes	7.750	01/14/31		420	494,113
					4,593,995
Poland 0.6%
Republic of Poland Government International Bond,
Sr. Unsec’d. Notes	4.875	10/04/33		300	295,950
Sr. Unsec’d. Notes	5.500	04/04/53		925	936,643
Sr. Unsec’d. Notes	5.750	11/16/32		230	242,346
					1,474,939
Qatar 2.7%
Qatar Government International Bond,
Sr. Unsec’d. Notes	4.000	03/14/29		1,350	1,319,341
Sr. Unsec’d. Notes	4.500	04/23/28		500	499,610
Sr. Unsec’d. Notes	4.625	06/02/46		330	312,715
Sr. Unsec’d. Notes	4.817	03/14/49		200	192,228
Sr. Unsec’d. Notes	5.103	04/23/48		2,200	2,179,694
Sr. Unsec’d. Notes	6.400	01/20/40		100	116,525
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		1,340	1,287,928
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		200	198,154
					6,106,195
Romania 3.0%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A	6.625	02/17/28		1,308	1,353,401
Sr. Unsec’d. Notes, 144A	7.125	01/17/33		578	620,062
Sr. Unsec’d. Notes, 144A	7.625	01/17/53		1,136	1,277,466
Sr. Unsec’d. Notes, EMTN	2.000	04/14/33	EUR	260	205,801
Sr. Unsec’d. Notes, EMTN	2.125	03/07/28	EUR	960	928,288
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	440	394,300
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	410	360,753

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, EMTN	5.000%	09/27/26	EUR	440	$486,716
Sr. Unsec’d. Notes, EMTN	6.000	05/25/34		80	79,640
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	260	299,240
Unsec’d. Notes, 144A, MTN	6.000	05/25/34		902	897,941
					6,903,608
Russia 0.1%
Russian Foreign Bond - Eurobond,
Sr. Unsec’d. Notes	1.850	11/20/32(d)	EUR	300	136,888
Sr. Unsec’d. Notes	5.100	03/28/35		400	130,000
					266,888
Saudi Arabia 2.6%
Saudi Government International Bond,
Sr. Unsec’d. Notes	5.250	01/16/50		480	459,850
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		400	383,208
Sr. Unsec’d. Notes, 144A, MTN	5.000	01/18/53		400	367,916
Sr. Unsec’d. Notes, EMTN	2.250	02/02/33		200	160,406
Sr. Unsec’d. Notes, EMTN	4.500	10/26/46		3,120	2,706,912
Sr. Unsec’d. Notes, EMTN	4.625	10/04/47		1,470	1,286,529
Sr. Unsec’d. Notes, EMTN	5.000	04/17/49		600	553,272
					5,918,093
Senegal 0.8%
Senegal Government International Bond,
Sr. Unsec’d. Notes	4.750	03/13/28	EUR	1,100	1,075,902
Sr. Unsec’d. Notes	5.375	06/08/37	EUR	785	609,475
Sr. Unsec’d. Notes, 144A	5.375	06/08/37	EUR	150	116,460
					1,801,837
Serbia 1.6%
Serbia International Bond,
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	1,000	873,223
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	225	169,676
Sr. Unsec’d. Notes, 144A	2.125	12/01/30		230	177,976
Sr. Unsec’d. Notes, 144A	3.125	05/15/27	EUR	1,310	1,315,611

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Serbia (cont’d.)
Serbia International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.250%	05/26/28	600	$600,336
Sr. Unsec’d. Notes, 144A	6.500	09/26/33	430	430,168
				3,566,990
South Africa 2.0%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.300	10/12/28	200	180,572
Sr. Unsec’d. Notes	4.850	09/27/27	260	247,655
Sr. Unsec’d. Notes	4.850	09/30/29	800	721,952
Sr. Unsec’d. Notes	5.750	09/30/49	1,670	1,248,943
Sr. Unsec’d. Notes	5.875	06/22/30	340	318,713
Sr. Unsec’d. Notes	5.875	04/20/32	600	549,510
Sr. Unsec’d. Notes	7.300	04/20/52	1,530	1,360,093
				4,627,438
Sri Lanka 0.8%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	04/18/23(d)	200	89,250
Sr. Unsec’d. Notes	6.200	05/11/27(d)	600	265,974
Sr. Unsec’d. Notes	6.350	06/28/24(d)	400	178,572
Sr. Unsec’d. Notes	6.750	04/18/28	240	106,440
Sr. Unsec’d. Notes	6.825	07/18/26(d)	1,150	520,122
Sr. Unsec’d. Notes	6.850	11/03/25(d)	350	158,879
Sr. Unsec’d. Notes	7.550	03/28/30(d)	200	88,530
Sr. Unsec’d. Notes	7.850	03/14/29(d)	250	110,860
Sr. Unsec’d. Notes, 144A	6.750	04/18/28(d)	200	88,700
Sr. Unsec’d. Notes, 144A	6.850	03/14/24(d)	465	206,776
				1,814,103
Turkey 2.9%
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26	400	367,320
Sr. Unsec’d. Notes	4.750	01/26/26	495	465,538
Sr. Unsec’d. Notes	4.875	10/09/26	1,020	937,380
Sr. Unsec’d. Notes	5.250	03/13/30	610	525,838
Sr. Unsec’d. Notes	5.750	05/11/47	400	294,076
Sr. Unsec’d. Notes	5.950	01/15/31	400	352,384
Sr. Unsec’d. Notes	6.000	03/25/27	760	716,224

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	6.000%	01/14/41		200	$157,422
Sr. Unsec’d. Notes	6.125	10/24/28		420	390,978
Sr. Unsec’d. Notes	6.500	09/20/33		200	178,850
Sr. Unsec’d. Notes	6.875	03/17/36		429	384,423
Sr. Unsec’d. Notes	9.375	03/14/29		1,201	1,254,168
Sr. Unsec’d. Notes	9.875	01/15/28		429	454,976
					6,479,577
Ukraine 1.2%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	410	126,673
Sr. Unsec’d. Notes	6.750	06/20/28(d)	EUR	580	183,342
Sr. Unsec’d. Notes	7.375	09/25/34(d)		200	59,000
Sr. Unsec’d. Notes	7.750	09/01/25(d)		300	98,850
Sr. Unsec’d. Notes	7.750	09/01/26(d)		2,030	639,450
Sr. Unsec’d. Notes	7.750	09/01/27(d)		1,570	490,625
Sr. Unsec’d. Notes	7.750	09/01/28(d)		1,520	471,200
Sr. Unsec’d. Notes	7.750	09/01/29(d)		520	161,200
Sr. Unsec’d. Notes	8.994	02/01/26(d)		200	64,300
Sr. Unsec’d. Notes	9.750	11/01/30(d)		1,375	433,125
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	100	30,896

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25		38	32,625
					2,791,286
United Arab Emirates 1.4%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes	3.125	09/30/49		600	436,134
Sr. Unsec’d. Notes, 144A	3.125	09/30/49		500	363,445
Sr. Unsec’d. Notes, 144A, MTN	3.875	04/16/50		200	167,614

Emirate of Dubai Government International Bonds, Sr. Unsec’d. Notes, EMTN	5.250	01/30/43		1,400	1,315,832
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes	6.500	11/23/32		200	206,500
Sr. Unsec’d. Notes, 144A	6.500	11/23/32		355	366,537
Sr. Unsec’d. Notes, 144A, MTN	4.000	07/28/50		400	257,668
Sr. Unsec’d. Notes, MTN	4.000	07/28/50		200	128,834
					3,242,564

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)
Uruguay 1.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	4.125%	11/20/45	120	$107,942
Sr. Unsec’d. Notes	4.975	04/20/55	800	779,472
Sr. Unsec’d. Notes	5.100	06/18/50	1,084	1,080,401
Sr. Unsec’d. Notes	5.750	10/28/34	150	161,592
Sr. Unsec’d. Notes	7.625	03/21/36	510	620,731
Sr. Unsec’d. Notes, Cash coupon 7.875% or PIK N/A	7.875	01/15/33	435	525,663
				3,275,801
Venezuela 0.0%
Venezuela Government International Bond, Sr. Unsec’d. Notes	12.750	08/23/22(d)	180	14,400
Zambia 0.6%
Zambia Government International Bond,
Sr. Unsec’d. Notes	8.500	04/14/24(d)	1,210	698,388
Sr. Unsec’d. Notes	8.970	07/30/27(d)	600	343,260
Unsec’d. Notes	5.375	09/23/22(d)	400	210,948
				1,252,596

Total Sovereign Bonds (cost $181,200,462)				161,178,595
U.S. Treasury Obligation 0.1%
U.S. Treasury Notes (cost $265,241)	4.250	09/30/24	265	261,750

Total Long-Term Investments (cost $242,493,210)				216,420,522

Shares
Short-Term Investments 3.8%
Affiliated Mutual Funds 3.8%
PGIM Core Government Money Market Fund(wi)	6,773,616	6,773,616

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Description	Shares	Value
Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $1,927,689; includes $1,925,495 of cash collateral for securities on loan)(b)(wi)	1,929,011	$1,927,854

Total Affiliated Mutual Funds (cost $8,701,305)		8,701,470
Options Purchased*~ 0.0%
(cost $106,391)		12,859

Total Short-Term Investments (cost $8,807,696)		8,714,329

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 99.1% (cost $251,300,906)		225,134,851
Options Written*~ (0.3)%
(premiums received $464,811)		(688,964)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 98.8% (cost $250,836,095)		224,445,887
Other assets in excess of liabilities(z) 1.2%		2,680,122

Net Assets 100.0%		$227,126,009

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TWD—New Taiwanese Dollar
USD—US Dollar

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNYM—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
JIBAR—Johannesburg Interbank Agreed Rate
JPM—JPMorgan Chase Bank N.A.
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co International PLC
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SCB—Standard Chartered Bank
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
WIBOR—Warsaw Interbank Offered Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,784,718; cash collateral of $1,925,495 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $183,499. The aggregate value of $137,771 is 0.1% of net assets.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	MSI	09/20/23	6.00		—		484	$71
Currency Option USD vs ZAR	Call	CITI	08/09/23	19.00		—		1,481	780
Currency Option USD vs ZAR	Call	MSI	09/21/23	19.25		—		1,962	10,254
Currency Option USD vs ZAR	Call	MSI	09/21/23	20.00		—		484	1,117
Currency Option USD vs BRL	Put	MSI	08/11/23	4.30		—		1,455	3
Currency Option USD vs CLP	Put	CITI	09/07/23	700.00		—		1,053	1
Currency Option USD vs COP	Put	MSI	09/13/23	3,400.00		—		963	46
Currency Option USD vs COP	Put	MSI	09/13/23	3,450.00		—		989	83
Currency Option USD vs HUF	Put	MSI	09/15/23	290.00		—		1,463	8
Currency Option USD vs KRW	Put	MSI	09/19/23	1,100.00		—		1,014	11
Currency Option USD vs MXN	Put	MSI	08/11/23	15.80		—		963	28
Currency Option USD vs ZAR	Put	CITI	08/09/23	15.00		—		2,468	—
Currency Option USD vs ZAR	Put	CITI	08/28/23	16.00		—		984	120
Total OTC Traded (cost $106,021)									$12,522

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.EM.39.V1, 06/20/28	Call	MSI	09/20/23	0.99%	1.00%(Q)	CDX.EM.39.V1(Q)	3,700	$337
(cost $370)
Total Options Purchased (cost $106,391)								$12,859
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Put	MSI	08/11/23	5.15	—	1,455	$(125,139)
Currency Option USD vs CLP	Put	CITI	09/07/23	790.00	—	1,053	(730)
Currency Option USD vs COP	Put	MSI	09/13/23	4,650.00	—	989	(166,599)
Currency Option USD vs COP	Put	MSI	09/13/23	4,700.00	—	963	(174,125)
Currency Option USD vs HUF	Put	MSI	09/15/23	350.00	—	1,463	(18,906)
Currency Option USD vs KRW	Put	MSI	09/19/23	1,310.00	—	1,014	(33,479)
Currency Option USD vs MXN	Put	MSI	08/11/23	18.40	—	963	(93,671)
Currency Option USD vs ZAR	Put	CITI	08/28/23	19.25	—	984	(76,315)
Total Options Written (premiums received $464,811)							$(688,964)
Futures contracts outstanding at July 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
65	2 Year U.S. Treasury Notes	Sep. 2023	$13,197,031	$(103,769)
38	10 Year U.S. Treasury Notes	Sep. 2023	4,233,438	(59,113)
29	10 Year U.S. Ultra Treasury Notes	Sep. 2023	3,392,547	(28,409)
35	30 Year U.S. Ultra Treasury Bonds	Sep. 2023	4,627,656	(123,873)
				(315,164)
Short Positions:
45	5 Year Euro-Bobl	Sep. 2023	5,733,947	52,828

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Futures contracts outstanding at July 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
28	5 Year U.S. Treasury Notes	Sep. 2023	$2,990,969	$19,880
44	10 Year Euro-Bund	Sep. 2023	6,434,274	103,971
9	20 Year U.S. Treasury Bonds	Sep. 2023	1,119,938	22,862
11	Euro Schatz Index	Sep. 2023	1,270,527	5,236
				204,777
				$(110,387)
Forward foreign currency exchange contracts outstanding at July 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/23	CITI	BRL	5,314	$1,100,933	$1,123,424	$22,491	$—
Expiring 08/02/23	CITI	BRL	1,256	261,000	265,546	4,546	—
Expiring 09/05/23	GSI	BRL	6,571	1,378,829	1,380,268	1,439	—
Chilean Peso,
Expiring 09/20/23	DB	CLP	234,578	278,000	278,075	75	—
Expiring 09/20/23	GSI	CLP	230,152	277,000	272,828	—	(4,172)
Expiring 09/20/23	HSBC	CLP	216,369	261,000	256,490	—	(4,510)
Chinese Renminbi,
Expiring 08/23/23	BNP	CNH	1,851	256,000	259,562	3,562	—
Expiring 08/23/23	BOA	CNH	6,409	889,000	898,744	9,744	—
Expiring 08/23/23	CITI	CNH	6,850	960,000	960,561	561	—
Expiring 08/23/23	GSI	CNH	6,252	874,000	876,741	2,741	—
Expiring 08/23/23	HSBC	CNH	6,658	939,000	933,692	—	(5,308)
Expiring 08/23/23	JPM	CNH	6,380	892,000	894,601	2,601	—
Expiring 08/23/23	JPM	CNH	1,847	255,000	258,980	3,980	—
Expiring 08/23/23	MSI	CNH	10,186	1,431,000	1,428,371	—	(2,629)
Expiring 08/23/23	SSB	CNH	7,232	1,009,000	1,014,184	5,184	—
Expiring 08/23/23	SSB	CNH	2,361	330,000	331,048	1,048	—
Expiring 08/23/23	SSB	CNH	1,747	247,000	245,024	—	(1,976)
Colombian Peso,
Expiring 09/15/23	MSI	COP	4,059,481	952,903	1,021,542	68,639	—
Expiring 09/20/23	BARC	COP	6,900,663	1,621,564	1,734,416	112,852	—
Expiring 09/20/23	CITI	COP	5,494,197	1,212,048	1,380,914	168,866	—
Expiring 09/20/23	DB	COP	5,408,760	1,216,819	1,359,440	142,621	—
Expiring 09/20/23	DB	COP	1,853,052	409,000	465,747	56,747	—
Expiring 09/20/23	GSI	COP	2,705,547	673,000	680,014	7,014	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/19/23	CITI	EUR	498	$554,184	$549,692	$—	$(4,492)
Expiring 10/19/23	MSI	EUR	559	627,000	616,747	—	(10,253)
Indian Rupee,
Expiring 09/20/23	JPM	INR	128,576	1,563,000	1,561,023	—	(1,977)
Expiring 09/20/23	JPM	INR	45,344	553,000	550,508	—	(2,492)
Expiring 09/20/23	MSI	INR	104,701	1,271,000	1,271,155	155	—
Indonesian Rupiah,
Expiring 09/20/23	MSI	IDR	54,709,768	3,678,586	3,620,231	—	(58,355)
Israeli Shekel,
Expiring 09/20/23	BARC	ILS	2,274	641,000	619,704	—	(21,296)
Expiring 09/20/23	CITI	ILS	999	278,000	272,134	—	(5,866)
Japanese Yen,
Expiring 10/19/23	BNYM	JPY	64,788	475,954	461,138	—	(14,816)
Mexican Peso,
Expiring 09/20/23	BARC	MXN	6,267	352,894	370,777	17,883	—
New Taiwanese Dollar,
Expiring 09/20/23	SCB	TWD	88,282	2,896,004	2,815,578	—	(80,426)
Peruvian Nuevo Sol,
Expiring 09/20/23	CITI	PEN	2,533	692,502	700,198	7,696	—
Expiring 09/20/23	CITI	PEN	1,741	485,500	481,143	—	(4,357)
Expiring 09/20/23	CITI	PEN	1,576	439,370	435,680	—	(3,690)
Expiring 09/20/23	CITI	PEN	1,395	389,630	385,542	—	(4,088)
Expiring 09/20/23	DB	PEN	2,046	555,682	565,549	9,867	—
Philippine Peso,
Expiring 09/20/23	DB	PHP	5,725	105,000	104,523	—	(477)
Expiring 09/20/23	JPM	PHP	24,246	431,901	442,697	10,796	—
Polish Zloty,
Expiring 10/19/23	GSI	PLN	2,845	715,000	707,624	—	(7,376)
Expiring 10/19/23	JPM	PLN	2,834	710,000	704,829	—	(5,171)
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	471	355,000	355,385	385	—
South African Rand,
Expiring 09/20/23	JPM	ZAR	12,079	669,000	672,242	3,242	—
Expiring 09/20/23	MSI	ZAR	58,573	2,933,962	3,259,812	325,850	—
Expiring 09/20/23	MSI	ZAR	10,881	582,000	605,580	23,580	—
South Korean Won,
Expiring 09/20/23	CITI	KRW	1,480,719	1,174,000	1,162,251	—	(11,749)
Expiring 09/20/23	CITI	KRW	884,623	697,000	694,361	—	(2,639)
Expiring 09/20/23	CITI	KRW	664,845	522,000	521,852	—	(148)
Expiring 09/20/23	GSI	KRW	1,301,350	1,018,000	1,021,460	3,460	—
Expiring 09/20/23	GSI	KRW	129,563	101,000	101,697	697	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 09/20/23	BOA	THB	25,219	$724,000	$740,395	$16,395	$—
				$43,915,265	$44,691,719	1,034,717	(258,263)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/19/23	DB	AUD	1,077	$733,095	$725,109	$7,986	$—
Brazilian Real,
Expiring 08/02/23	GSI	BRL	6,571	1,387,096	1,388,971	—	(1,875)
Expiring 09/05/23	SSB	BRL	1,239	261,000	260,209	791	—
British Pound,
Expiring 10/19/23	DB	GBP	102	132,880	131,319	1,561	—
Chilean Peso,
Expiring 09/20/23	BNP	CLP	212,976	261,000	252,467	8,533	—
Expiring 09/20/23	HSBC	CLP	1,307,034	1,605,002	1,549,392	55,610	—
Expiring 09/20/23	HSBC	CLP	1,091,113	1,334,981	1,293,435	41,546	—
Chinese Renminbi,
Expiring 08/23/23	CITI	CNH	6,495	897,000	910,770	—	(13,770)
Expiring 08/23/23	JPM	CNH	6,746	933,000	945,902	—	(12,902)
Expiring 08/23/23	MSI	CNH	64,498	9,240,343	9,044,345	195,998	—
Expiring 08/23/23	MSI	CNH	7,050	980,000	988,543	—	(8,543)
Expiring 08/23/23	SCB	CNH	11,550	1,619,000	1,619,574	—	(574)
Colombian Peso,
Expiring 09/15/23	CITI	COP	4,059,481	952,903	1,021,542	—	(68,639)
Expiring 09/20/23	CITI	COP	1,129,333	263,000	283,847	—	(20,847)
Czech Koruna,
Expiring 10/19/23	BARC	CZK	8,529	401,071	391,335	9,736	—
Expiring 10/19/23	BNP	CZK	5,983	278,000	274,520	3,480	—
Euro,
Expiring 10/19/23	BARC	EUR	3,896	4,391,616	4,299,970	91,646	—
Expiring 10/19/23	BNP	EUR	97	109,101	106,814	2,287	—
Expiring 10/19/23	CITI	EUR	498	555,941	549,692	6,249	—
Expiring 10/19/23	JPM	EUR	94	105,263	103,292	1,971	—
Expiring 10/19/23	MSI	EUR	5,735	6,317,812	6,330,202	—	(12,390)
Expiring 10/19/23	MSI	EUR	82	91,504	91,008	496	—
Expiring 10/19/23	MSI	EUR	59	65,925	65,309	616	—
Expiring 10/19/23	SSB	EUR	6,326	7,043,948	6,983,078	60,870	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2023 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint,
Expiring 10/19/23	CITI	HUF	69,510	$193,998	$194,124	$—	$(126)
Expiring 10/19/23	GSI	HUF	217,236	608,000	606,691	1,309	—
Indian Rupee,
Expiring 09/20/23	BOA	INR	186,450	2,250,389	2,263,663	—	(13,274)
Expiring 09/20/23	SCB	INR	131,472	1,588,000	1,596,181	—	(8,181)
Indonesian Rupiah,
Expiring 09/20/23	CITI	IDR	20,810,516	1,384,000	1,377,064	6,936	—
Israeli Shekel,
Expiring 09/20/23	CITI	ILS	1,192	330,000	324,837	5,163	—
Mexican Peso,
Expiring 09/20/23	BOA	MXN	13,654	789,000	807,790	—	(18,790)
New Taiwanese Dollar,
Expiring 09/20/23	BOA	TWD	53,788	1,740,000	1,715,462	24,538	—
Expiring 09/20/23	CITI	TWD	55,993	1,803,000	1,785,791	17,209	—
Expiring 09/20/23	DB	TWD	28,838	924,000	919,722	4,278	—
Expiring 09/20/23	HSBC	TWD	43,944	1,427,000	1,401,529	25,471	—
Expiring 09/20/23	MSI	TWD	29,426	952,000	938,499	13,501	—
Expiring 09/20/23	SCB	TWD	28,881	932,000	921,101	10,899	—
Expiring 09/20/23	SCB	TWD	28,802	932,000	918,589	13,411	—
Philippine Peso,
Expiring 09/20/23	HSBC	PHP	46,474	847,855	848,549	—	(694)
Expiring 09/20/23	HSBC	PHP	43,244	791,145	789,570	1,575	—
Expiring 09/20/23	JPM	PHP	30,182	553,000	551,082	1,918	—
Polish Zloty,
Expiring 10/19/23	HSBC	PLN	8,259	2,074,495	2,054,014	20,481	—
Singapore Dollar,
Expiring 09/20/23	GSI	SGD	7,696	5,732,242	5,801,939	—	(69,697)
South African Rand,
Expiring 09/20/23	DB	ZAR	2,571	140,000	143,082	—	(3,082)
Expiring 09/20/23	MSI	ZAR	10,302	523,000	573,331	—	(50,331)
South Korean Won,
Expiring 09/20/23	JPM	KRW	9,552,612	7,370,672	7,498,067	—	(127,395)
Thai Baht,
Expiring 09/20/23	JPM	THB	64,977	1,890,794	1,907,632	—	(16,838)
Expiring 09/20/23	JPM	THB	26,933	770,000	790,726	—	(20,726)
				$76,507,071	$76,339,680	636,065	(468,674)
						$1,670,782	$(726,937)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	14,874	01/02/25	10.613%(T)	1 Day BROIS(2)(T)/ 0.051%	$—	$(809)	$(809)
BRL	5,777	01/02/26	11.359%(T)	1 Day BROIS(2)(T)/ 0.051%	6,962	31,416	24,454
BRL	5,582	01/04/27	10.345%(T)	1 Day BROIS(2)(T)/ 0.051%	3,345	6,808	3,463
BRL	5,661	01/04/27	10.539%(T)	1 Day BROIS(2)(T)/ 0.051%	—	13,101	13,101
BRL	342	01/04/27	11.120%(T)	1 Day BROIS(2)(T)/ 0.051%	2,436	2,189	(247)
BRL	1,952	01/04/27	12.503%(T)	1 Day BROIS(2)(T)/ 0.051%	—	32,776	32,776
BRL	7,258	01/04/27	12.640%(T)	1 Day BROIS(1)(T)/ 0.051%	(44,025)	(130,523)	(86,498)
BRL	3,702	01/04/27	12.688%(T)	1 Day BROIS(2)(T)/ 0.051%	—	68,095	68,095
BRL	2,451	01/02/29	10.314%(T)	1 Day BROIS(2)(T)/ 0.051%	—	(2,536)	(2,536)
CLP	668,560	09/20/28	4.850%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	(1,204)	(1,204)
CLP	446,200	09/20/28	5.008%(S)	1 Day CLOIS(2)(S)/ 10.250%	—	2,884	2,884
CLP	638,220	09/20/28	5.095%(S)	1 Day CLOIS(2)(S)/ 10.250%	1,558	7,029	5,471
CLP	278,020	09/20/28	5.118%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	(3,389)	(3,389)
CLP	555,970	09/20/33	4.785%(S)	1 Day CLOIS(1)(S)/ 10.250%	101	9,932	9,831
CLP	374,170	09/20/33	4.860%(S)	1 Day CLOIS(1)(S)/ 10.250%	—	4,048	4,048
CNH	4,647	12/15/27	2.680%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.970%	—	7,410	7,410
COP	2,921,450	09/20/25	8.605%(Q)	1 Day COOIS(2)(Q)/ 12.261%	—	1,532	1,532
COP	2,511,025	03/15/28	9.098%(Q)	1 Day COOIS(1)(Q)/ 12.261%	12,647	(26,458)	(39,105)
COP	1,614,020	06/21/28	8.766%(Q)	1 Day COOIS(1)(Q)/ 12.261%	—	(13,210)	(13,210)
COP	5,930,302	09/20/28	7.440%(Q)	1 Day COOIS(2)(Q)/ 12.261%	(8,105)	(13,211)	(5,106)
CZK	19,526	06/21/25	5.919%(A)	6 Month PRIBOR(1)(S)/ 7.100%	147	(5,925)	(6,072)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
KRW	400,000	09/21/27	3.639%(Q)	3 Month KWCDC(1)(Q)/ 3.740%	$(3,603)	$(490)	$3,113
KRW	2,800,000	12/21/27	4.197%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	106,724	55,930	(50,794)
KRW	600,000	03/15/28	2.965%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(12,901)	(12,901)
KRW	3,198,835	03/15/28	3.100%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	(41,243)	(53,799)	(12,556)
KRW	1,372,000	09/20/28	3.435%(Q)	3 Month KWCDC(2)(Q)/ 3.740%	—	(6,286)	(6,286)
MXN	27,460	09/17/25	9.496%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	(1,370)	(1,370)
MXN	38,200	09/18/25	9.136%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	12,501	12,501
MXN	13,205	12/15/27	8.950%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	6,455	9,102	2,647
MXN	3,279	03/08/28	8.475%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	6,047	802	(5,245)
MXN	4,079	09/13/28	8.390%(M)	28 Day Mexican Interbank Rate(1)(M)/ 11.508%	—	(698)	(698)
MXN	10,160	09/07/33	7.872%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	—	(13,993)	(13,993)
MXN	9,570	09/07/33	7.970%(M)	28 Day Mexican Interbank Rate(2)(M)/ 11.508%	—	(9,480)	(9,480)
PLN	6,830	06/21/25	6.021%(A)	6 Month WIBOR(1)(S)/ 6.600%	4,201	(17,992)	(22,193)
PLN	1,204	06/15/27	4.970%(A)	6 Month WIBOR(2)(S)/ 6.600%	(14,276)	1,833	16,109

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
PLN	2,826	09/21/27	5.487%(A)	6 Month WIBOR(1)(S)/ 6.600%	$—	$(36,328)	$(36,328)
PLN	5,393	09/21/27	6.547%(A)	6 Month WIBOR(1)(S)/ 6.600%	1,194	(132,962)	(134,156)
PLN	1,175	10/06/27	6.826%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	32,920	32,920
PLN	2,547	10/25/27	7.900%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	102,253	102,253
PLN	18	12/21/27	6.845%(A)	6 Month WIBOR(2)(S)/ 6.600%	242	524	282
PLN	1,912	06/21/28	5.174%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	9,988	9,988
PLN	2,043	06/21/28	5.305%(A)	6 Month WIBOR(2)(S)/ 6.600%	—	13,543	13,543
ZAR	52,851	09/21/27	7.490%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	49,954	85,872	35,918
ZAR	26,104	09/21/27	7.995%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(4,195)	(16,040)	(11,845)
ZAR	10,122	12/21/27	8.860%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	(2,875)	(11,140)	(8,265)
ZAR	39,236	03/15/28	7.766%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(94,434)	(51,950)	42,484
ZAR	38,137	06/21/28	8.455%(Q)	3 Month JIBAR(1)(Q)/ 8.450%	8,151	(3,596)	(11,747)
ZAR	15,630	09/20/28	8.415%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	—	(1,434)	(1,434)
ZAR	7,530	09/20/28	8.620%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	—	2,758	2,758
ZAR	7,870	09/20/28	8.620%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	—	2,882	2,882
ZAR	30,729	09/20/28	8.980%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	8,502	35,970	27,468
ZAR	5,396	11/10/32	9.160%(Q)	3 Month JIBAR(2)(Q)/ 8.450%	(19)	(805)	(786)
					$5,891	$(14,431)	$(20,322)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments as of July 31, 2023 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2023 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	5,300	06/21/28	3.442%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	$(14,851)	$—	$(14,851)	BOA
MYR	4,300	06/21/28	3.565%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(6,549)	—	(6,549)	CITI
MYR	4,300	06/21/28	3.598%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(5,095)	—	(5,095)	GSI
MYR	4,400	06/21/28	3.615%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(4,413)	—	(4,413)	GSI
MYR	4,495	09/20/28	3.629%(Q)	3 Month KLIBOR(2)(Q)/ 3.510%	(5,049)	—	(5,049)	CITI
					$(35,957)	$—	$(35,957)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).